January 4, 1996



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:    Dreyfus Income Funds:
         Dreyfus Strategic Income
       Registration Statement File No. 33-7172
       CIK No. 0000797073

Dear Sir/Madam:

       Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional
Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on December 29, 1995.

                                                           Sincerely,




                                                           Natasha Kassian


NAK:de
Enclosure

cc:    Ernst & Young LLP
       Stroock & Stroock & Lavan